Revenue - Contract assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract assets, current
Unbilled accounts receivable	$ 2,813	$ 38		$ 38
Contract assets, long-term
Unbilled accounts receivable	5,626	(38)
Total contract assets	8,439	0	$ 0	38	$ 0
Contract liabilities, current
Deferred revenue, current	4,348	926		812
Customer advance payment	11,154	11,252		13,464
Customer deposit		6,083		6,083
Total	15,502	18,261		20,359
Contract liabilities, long-term
Deferred revenue, long-term	15,060	903		552
Total contract liabilities	$ 30,562	$ 19,164	$ 20,971	$ 20,911	$ 16,835